GENERAL INFORMATION	12 Months Ended
Dec. 31, 2023
Disclosure Of General Information About Financial Statements [Abstract]
GENERAL INFORMATION	GENERAL INFORMATION
LATAM Airlines Group S.A. (“LATAM” or the "Company") is an open stock company which holds the values inscribed in the Registro de Valores of the Commission for the Financial Market, whose shares are listed in Chile on the Electronic Stock Exchange of Chile - Stock Exchange and the Santiago Stock Exchange. LATAM’s ADRs are currently trading in the United States of America on the OTC (Over-The-Counter) markets.
Its main business is the air transport of passengers and cargo, both in the domestic markets of Chile, Peru, Colombia, Ecuador and Brazil, as well as in a series of regional and international routes in America, Europe and Oceania. These businesses are developed directly or by its subsidiaries in Chile, Ecuador, Peru, Brazil, Colombia and Paraguay. In addition, the Company has subsidiaries that operate in the cargo business in Chile, Brazil and Colombia.
The Company is located in Chile, in the city of Santiago, on Avenida Presidente Riesco No. 5711, Las Condes commune.
As of December 31, 2023, the Company’s statutory capital is represented by 604,441,789,335 ordinary shares without nominal value. Of such amount, as of said date, 604,437,877,587 shares were subscribed and paid. The foregoing, considering the capital increase approved by the shareholders of the company at an extraordinary meeting held on July 5, 2022, in the context of the implementation of its reorganization plan approved and confirmed in the Chapter 11 Proceedings, as well as the Capital decrease required for the Chilean Capital Markets law that appears in a public deed dated September 6, 2023, granted at the Notaría of Santiago of Mr. Eduardo Javier Diez Morello.
The major shareholders of the Company, considering the total amount of subscribed and paid shares, are Banco de Chile on behalf of State Street which owns 45.81%, Banco de Chile on behalf of Non-Resident Third Parties with 11.94% Delta Air Lines with 10.05% and Qatar Airways with 10.03% ownership.
As of December 31, 2023, the Company had a total of 2,100 shareholders in its registry. At that date, approximately 0.01% of the Company’s capital stock was in the form of ADRs.
During 2023, the LATAM Group had an average of 34,174 employees, ending this year with a total number of 35,568 collaborator, distributed in 5,149 Administration employees, 17,655 in Operations, 8,688 Cabin Crew and 4,076 Command crew.
The main subsidiaries included in these consolidated financial statements are as follows:
a)Percentage ownership

Tax No.	Company	Country of origin	Functional Currency	As December 31, 2023			As December 31, 2022			As December 31, 2021
				Direct	Indirect	Total	Direct	Indirect	Total	Direct	Indirect	Total
				%	%	%	%	%	%	%	%	%
96.969.680-0	Lan Pax Group S.A. and Subsidiaries	Chile	US$	99.9959	0.0041	100.0000	99.9959	0.0041	100.0000	99.8361	0.1639	100.0000
Foreign	Latam Airlines Perú S.A.	Peru	US$	23.6200	76.1900	99.8100	23.6200	76.1900	99.8100	23.6200	76.1900	99.8100
93.383.000-4	Lan Cargo S.A.	Chile	US$	99.8940	0.0041	99.8981	99.8940	0.0041	99.8981	99.8940	0.0041	99.8981
76.717.244-3	Prime Cargo SpA.	Chile	CLP	0.0000	100.0000	100.0000	0.0000	0.0000	0.0000	0.0000	0.0000	0.0000
Foreign	Connecta Corporation	U.S.A.	US$	0.0000	100.0000	100.0000	0.0000	100.0000	100.0000	0.0000	100.0000	100.0000
Foreign	Prime Airport Services Inc. and Subsidiary	U.S.A.	US$	0.0000	100.0000	100.0000	0.0000	100.0000	100.0000	0.0000	100.0000	100.0000
96.951.280-7	Transporte Aéreo S.A.	Chile	US$	0.0000	100.0000	100.0000	0.0000	100.0000	100.0000	0.0000	100.0000	100.0000
96.631.520-2	Fast Air Almacenes de Carga S.A.	Chile	CLP	0.0000	100.0000	100.0000	0.0000	100.0000	100.0000	0.0000	100.0000	100.0000
Foreign	Laser Cargo S.R.L.	Argentina	ARS	0.0000	100.0000	100.0000	0.0000	100.0000	100.0000	0.0000	100.0000	100.0000
Foreign	Lan Cargo Overseas Limited and Subsidiaries	Bahamas	US$	0.0000	0.0000	0.0000	0.0000	100.0000	100.0000	0.0000	100.0000	100.0000
96.969.690-8	Lan Cargo Inversiones S.A. and Subsidiary	Chile	US$	0.0000	100.0000	100.0000	0.0000	100.0000	100.0000	0.0000	100.0000	100.0000
96.575.810-0	Inversiones Lan S.A.	Chile	US$	99.9000	0.1000	100.0000	99.9000	0.1000	100.0000	99.9000	0.1000	100.0000
96.847.880-K	Technical Training LATAM S.A.	Chile	CLP	99.8300	0.1700	100.0000	99.8300	0.1700	100.0000	99.8300	0.1700	100.0000
Foreign	Latam Finance Limited	Cayman Island	US$	100.0000	0.0000	100.0000	100.0000	0.0000	100.0000	100.0000	0.0000	100.0000
Foreign	Peuco Finance Limited	Cayman Island	US$	100.0000	0.0000	100.0000	100.0000	0.0000	100.0000	100.0000	0.0000	100.0000
Foreign	Professional Airline Services INC.	U.S.A.	US$	100.0000	0.0000	100.0000	100.0000	0.0000	100.0000	100.0000	0.0000	100.0000
Foreign	Jarletul S.A.	Uruguay	US$	0.0000	100.0000	100.0000	0.0000	100.0000	100.0000	99.0000	1.0000	100.0000
Foreign	Latam Travel S.R.L.	Bolivia	US$	99.0000	1.0000	100.0000	99.0000	1.0000	100.0000	99.0000	1.0000	100.0000
76.262.894-5	Latam Travel Chile II S.A.	Chile	US$	99.9900	0.0100	100.0000	99.9900	0.0100	100.0000	99.9900	0.0100	100.0000
Foreign	Latam Travel S.A.	Argentina	ARS	94.0100	5.9900	100.0000	94.0100	5.9900	100.0000	0.0000	100.0000	100.0000
Foreign	TAM S.A. and Subsidiaries (*)	Brazil	BRL	63.0987	36.9013	100.0000	63.0901	36.9099	100.0000	63.0901	36.9099	100.0000
(*)As of December 31, 2023, the indirect participation percentage on TAM S.A. and Subsidiaries is from Holdco I S.A., a company over which LATAM Airlines Group S.A. it has a 100% share on economic rights and 51.04% of political rights. Its percentage arose as a result of the provisional measure No.863 of the Brazilian government implemented in December 2018 that allows foreign capital to have up to 100% of the share ownership of a Brazilian Airline.
b)Financial Information

		Statement of financial position									Net Income
											For the year ended At December 31,
		As of December 31, 2023			As of December 31, 2022			As of December 31, 2021			2023	2022	2021

Tax No.	Company	Assets	Liabilities	Equity	Assets	Liabilities	Equity	Assets	Liabilities	Equity	Gain /(loss)
		ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$

96.969.680-0	Lan Pax Group S.A. and Subsidiaries (*)	487,236	1,835,537	(1,000,622)	392,232	1,727,968	(1,342,687)	432,271	1,648,715	(1,236,243)	7,514	(121,673)	(7,289)
Foreign	Latam Airlines Perú S.A.	334,481	285,645	48,836	335,773	281,178	54,595	484,388	417,067	67,321	(4,666)	(12,726)	(109,392)
93.383.000-4	Lan Cargo S.A.	391,430	189,019	202,411	394,378	212,094	182,284	721,484	537,180	184,304	22,677	(1,230)	1,590
76.717.244-3	Prime Cargo SpA.	912	—	912	—	—	—	—	—	—	—	—	—
Foreign	Connecta Corporation	64,054	6,790	57,264	78,905	22,334	56,571	61,068	19,312	41,756	693	14,814	1,169
Foreign	Prime Airport Services Inc. and Subsidiary (*)	19,435	17,241	2,194	25,118	24,305	813	24,654	25,680	(1,026)	1,380	1,838	190
96.951.280-7	Transporte Aéreo S.A.	280,117	151,066	129,051	283,166	177,109	106,057	471,094	327,955	143,139	24,871	(36,190)	(56,135)
96.631.520-2	Fast Air Almacenes de Carga S.A.	14,255	10,455	3,800	16,150	12,623	3,527	18,303	10,948	7,355	462	1,154	48
Foreign	Laser Cargo S.R.L.	—	1	(1)	—	3	(3)	(5)	—	(5)	—	—	—
Foreign	Lan Cargo Overseas Limited and Subsidiaries (*)	—	—	—	35,991	15,334	20,656	36,617	14,669	21,940	—	(1,287)	(806)
96.969.690-8	Lan Cargo Inversiones S.A. and Subsidiary (*)	166,503	80,502	(71,744)	220,144	148,489	11,661	202,402	113,930	23,563	(5,345)	(11,901)	(54,961)
96.575.810-0	Inversiones Lan S.A. (*)	1,238	50	1,188	1,281	56	1,225	1,284	45	1,239	(36)	(14)	(90)
96.847.880-K	Technical Training LATAM S.A.	1,246	893	353	1,417	1,110	307	2,004	467	1,537	165	77	181
Foreign	Latam Finance Limited	114	208,621	(208,507)	3,011	211,517	(208,506)	1,310,733	1,688,821	(378,088)	(1)	169,582	104,512
Foreign	Peuco Finance Limited	—	—	—	—	—	—	1,307,721	1,307,721	—	—	—	—
Foreign	Professional Airline Services INC.	15,571	10,943	4,628	56,895	53,786	3,109	61,659	58,808	2,851	1,681	258	278
Foreign	Jarletul S.A.	16	1,101	(1,085)	16	1,109	(1,093)	24	1,116	(1,092)	8	(2)	(50)
Foreign	Latam Travel S.R.L.	92	—	92	92	5	87	64	132	(68)	5	154	(23)
76.262.894-5	Latam Travel Chile II S.A.	356	1,239	(883)	368	1,234	(866)	588	1,457	(869)	(16)	2	29
Foreign	Latam Travel S.A.	4,547	1,554	2,993	7,303	2,715	4,588	3,778	6,135	2,357	940	(6,187)	(2,804)
Foreign	TAM S.A. and Subsidiaries (*)	4,240,748	3,027,373	1,212,329	3,497,848	4,231,547	(733,699)	2,608,859	3,257,148	(648,289)	740,783	(69,932)	(756,633)
(*)The Equity reported corresponds to Equity attributable to owners of the parent, it does not include Non-controlling participation.
In addition, the following special purpose entities have been consolidated: (1) Chercán Leasing Limited, intended to finance advance payments of aircraft; (2) Guanay Finance Limited, intended for the issue of a securitized bond with future credit card payments (Liquidated in May 2023); and (3) Yamasa Sangyo Aircraft LA1 Kumiai, Yamasa Sangyo Aircraft LA2 Kumiai, earmarked for aircraft financing. These companies have been consolidated as required by IFRS 10.

All entities over which LATAM has control have been included in the consolidation. The Company has analyzed the control criteria in accordance with the requirements of IFRS 10.
Changes occurred in the consolidation perimeter between January 1, 2022 and December 31, 2023, are detailed below:
(1)Incorporation or acquisition of companies
-On December 22, 2022, LATAM Airlines Group S.A. purchased of 1,390,468,967 preferred shares of Latam Travel S.A.;consequently, the shareholding composition of Latam Travel S.A. is as follows: Lan Pax Group S.A. with 5.69%, Inversora Cordillera S.A. with 0.30% and LATAM Airlines Group S.A. with 94.01%. These transactions were between LATAM Airlines Group entities and therefore did not generate any effects within the consolidated financial statements.
-On March 29, 2023, a capital increase was made in TAM S.A. carried out a capital increase, through the contribution of LATAM Airlines Group S.A. of accounts receivable for ThUS$785,865; consequently, there were no significant changes in the shareholder composition and therefore did not generate any effect within the Consolidated Financial Statements.
-On March 29, 2023, a capital increase was made in TAM Linheas Aéreas S.A carried out a capital increase, through the contribution of TAM S.A. of accounts receivable for ThUS$785,865; consequently, there were no significant changes in the shareholder composition and therefore did not generate any effect within the Consolidated Financial Statements.

-On March 29, 2023, a capital increase was made in Aerovías de Integración Regional S.A. Aires S.A. through the contribution of made a capital increase where Holdco Colombia I SpA made a contribution through accounts receivable for ThUS$120,410, consequently, there were no significant changes in the shareholder composition and therefore did not generate any effect within the Consolidated Financial Statements.

-On April 14, 2023, a capital reduction was carried out in Lan Argentina S.A. through the absorption of losses in the sum of ThUS$160,170. Consequently, there were no significant changes in the shareholding composition and therefore it did not generate any effect within the Consolidated Financial Statements.

-On June 7, 2023, a capital increase was made in TAM S.A. carried out a capital increase, through the contribution of LATAM Airlines Group S.A. of accounts receivable for ThUS$308,031, consequently, there were no significant changes in the shareholder composition and therefore did not generate any effect within the Consolidated Financial Statements.

-On June 7, 2023, a capital increase was made in TAM Linheas Aéreas S.A carried out a capital increase, through the contribution of TAM S.A. of accounts receivable for ThUS$308,031, consequently, there were no significant changes in the shareholder composition and therefore did not generate any effect within the Consolidated Financial Statements.

-On June 13 and 14, 2023, Inversiones Lan S.A. made a purchase of 923 shares from third parties, for an a total amount of ThUS$23, of the subsidiary Aerovías de Integración Regional S.A. Aires S.A., consequently, these transactions generated a decrease in the non-controlling interest, without generating significant effects on the Consolidated Financial Statements.

-On July 21, 2023, a capital increase was carried out in Latam Airlines Ecuador S.A through the contribution of accounts receivable held by Holdco Ecuador S.A for ThUS$3,100, consequently, there were no significant changes in the shareholding composition and Therefore, it did not generate any effect within the Consolidated Financial Statements.
-On July 28, 2023, Lan Cargo S.A purchased 1 share of Lan Cargo Overseas Limited from Inversiones Lan S.A. Consequently, there were no significant changes in the shareholding composition and therefore did not generate any effect within the Consolidated Financial Statements.

-On August 1, 2023, Inversiones Lan S.A. purchased 1 share of Americonsult SA de CV from Lan Cargo Overseas Limited. Consequently, there were no significant changes in the shareholding composition and therefore did not generate any effect within the Consolidated Financial Statements.

-On August 4, 2023, the merger of Holdco Colombia II SpA into Lan Pax Group S.A takes place, acquiring the latter all of its assets, liabilities, rights and obligations. As a result of the above, Holdco Colombia II SpA was dissolved. On the same date Lan Pax Group S.A carries out a capital increase of ThUS$347 in Holdco Colombia I SpA through the contribution of 47,010 shares of Aerovías de Integración Regional S.A. These transactions were carried out between entities under common control of LATAM Airlines Group S.A. Group. and, therefore, did not generate any effect within the Consolidated Financial Statements.

-On September 11, 2023, the company Mas Investment Limited was liquidated and its shareholder Lan Cargo Overseas Limited acquired all its assets, liabilities, rights and obligations, as a result of the liquidation, including the investments that Mas Investment Limited held in the following companies: (i) Consultoría Administrativa Profesional S.A. de C.V., equivalent to 49,500 shares; (ii) Americonsult, S.A. de C.V., equivalent to 499 shares; (iii) Transporte Aéreo S.A. equivalent to 109,662 shares; and (iv) Inversiones Aereas S.A., equivalent to 15,216 shares. These transactions were carried out between entities under common control of LATAM Airlines Group S.A. and, therefore, did not generate any effect within the Consolidated Financial Statements.

-On September 11, 2023, the company Lan Cargo Overseas Limited was liquidated and its shareholder Lan Cargo S.A acquired all its all its assets, liabilities, rights and obligations, as a result of the liquidation, including the investments that Lan Cargo Overseas Limited held in the following companies: (i) Prime Airport Services Inc., equivalent to 105 shares; (ii) Americonsult de Costa Rica S.A, equivalent to 66 shares; (iii) Americonsult de Guatemala, Sociedad Anónima, equivalent to 50 shares; (iv) Consultoría Administrativa Profesional S.A. de C.V., equivalent to 49,500 shares; (v) Americonsult, S.A. de C.V., equivalent to 499 shares; (vi) Transporte Aéreo S.A. equivalent to 109,662 shares; and (vii) Inversiones Aereas S.A., equivalent to 15,216 shares. These transactions were carried out between entities under common control of LATAM Airlines Group S.A. and, therefore, did not generate any effect within the Consolidated Financial Statements.

-On September 15, 2023, a capital increase was made in TAM S.A. through the contribution of ThUS$106,104 on accounts receivable from LATAM Airlines Group S.A.; consequently, there were no significant changes in the shareholder composition and therefore did not generate any effect within the Consolidated Financial Statements.

-On September 15, 2023, a capital increase was made in TAM Linheas Aéreas S.A through the contribution of ThUS$106,104 on accounts receivable from TAM S.A., consequently, there were no significant changes in the shareholder composition and therefore did not generate any effect within the Consolidated Financial Statements.

-On October 23 and 30, 2023, Inversiones Lan S.A. purchased a total 183 shares from Non- controlling interest, for an a total amount of ThUS$2, of the subsidiary Aerovías de Integración Regional S.A. Aires S.A., consequently, these transactions generated a decrease in non-controlling interest, with no generating significant effects on the Consolidated Financial Statements.

-On December 6, 2023, the company Prime Cargo SpA was incorporated, which is 100% owned by Lan Cargo S.A., whose exclusive purpose is to carry out storage activities for all types of products and/or merchandise. This transaction was between entities of LATAM Airlines Group S.A. and therefore did not generate any effect within the Consolidated Financial Statements.

-On December 29, 2023, LATAM Airlines Group S.A. purchased of 2,392,166 preferred shares of Inversora Cordillera S.A. a Transportes Aéreos del Mercosur S.A.;consequently, the shareholding composition of Inversora Cordillera S.A. is as follows: Lan Pax Group S.A. with 99.95% and LATAM Airlines Group S.A. with 0.05%. These transactions were between subsidiaries of LATAM Airlines Group not generating any effects within the consolidated financial statements.
-On December 29, 2023, LATAM Airlines Group S.A. purchased of 53,376 preferred shares of LAN Argentina S.A. a Transportes Aéreos del Mercosur S.A.;consequently, the shareholding composition of LAN Argentina S.A. is as follows: Lan Pax Group S.A. with 4.99%, Inversora Cordillera S.A. with 94.96% and LATAM Airlines Group S.A. with 0.05%. These transactions were between subsidiaries of LATAM Airlines Group not generating any effects within the consolidated financial statements.